PARAMETRIC COMMODITY STRATEGY FUND

PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2016

The following changes are effective immediately:

1. The following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Parametric Commodity Strategy Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

1.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Investor Class	Institutional Class
Management Fees of the Fund and Subsidiary	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.26%	0.26%
Other Expenses of the Subsidiary	0.13%	0.13%
Total Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.19%	0.94%
Expense Reimbursement(1)(2)	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%
(1)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective November 1, 2016, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended December 31, 2015.
(2)	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Investor Class shares and 0.65% for Institutional Class shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$92	$349	$626	$1,417
Institutional Class shares	$66	$271	$492	$1,128

2. The following replaces Parametric Commodity Strategy Fund’s investment advisory fee schedule under “Management.” in “Management and Organization”:

Parametric Commodity Strategy Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%

* Pursuant to a fee reduction agreement dated November 1, 2016, Eaton Vance contractually agreed to reduce its investment advisory and administration fee as stated above. These contractual reductions cannot be terminated or reduced without Trustee and shareholder approval.

Prior to November 1, 2016, Eaton Vance received a monthly investment advisory and administration agreement fee as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)
up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

November 1, 2016	23334 11.1.16

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PARAMETRIC COMMODITY STRATEGY FUND	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - PARAMETRIC COMMODITY STRATEGY FUND		Investor Class	Institutional Class
Management Fees of the Fund and Subsidiary		0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses of the Fund		0.26%	0.26%
Other Expenses of the Subsidiary		0.13%	0.13%
Total Other Expenses		0.39%	0.39%
Total Annual Fund Operating Expenses		1.19%	0.94%
Expense Reimbursement	[1],[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.90%	0.65%
[1]	Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective November 1, 2016, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended December 31, 2015.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Investor Class shares and 0.65% for Institutional Class shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PARAMETRIC COMMODITY STRATEGY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	92	349	626	1,417
Institutional Class	66	271	492	1,128

[1]	Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective November 1, 2016, and "Management Fees" and "Expense Reimbursement" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended December 31, 2015.